Liability for Sale of Future Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, after Reinsurance [Abstract]
LIABILITY FOR SALE OF FUTURE REVENUES

NOTE 5 — LIABILITY FOR SALE OF FUTURE REVENUES

At June 30, 2020 we are party to two agreements related to the sale of future revenues. Both agreements are with the same party, have substantially the same terms, and were entered into in December 2019. Discounts related to the agreements will be amortized to expense over the term of the agreements. During the three and six months ended June 30, 2020, we amortized $33,833 and $65,809 of discount, respectively, to interest expense. Unamortized discount is $69,832 at June 30, 2020.

The Company has granted a continuing security interest in the following, to the extent and in the amount of the purchased receivables: all assets including the following property that the Company now owns or shall acquire or create immediately upon the acquisition or creation thereof: (i) any and all amounts owing to the Company now or in the future from any customers; and (ii) all other tangible and intangible personal property of every kind and nature.

NOTE 5 — LIABILITY FOR SALE OF FUTURE REVENUES

At December 31, 2019 we are party to two agreements related to the sale of future revenues. Both agreements are with the same party, have substantially the same terms, and were entered into in December 2019. We received an aggregate of $424,510 in proceeds pursuant to the agreements. The funds advanced under the agreements will be repaid through 52 weekly payments of $5,452 for each agreement, or a total of $10,904 per week. Total payments will aggregate $567,001. As a result, we have recorded a discount of $142,491, which will be amortized to expense over the term of the agreements. During 2019, we amortized $6,851 of discount to interest expense. Unamortized discount is $135,640 at December 31, 2019.

The Company has granted a continuing security interest in the following, to the extent and in the amount of the purchased receivables: all assets including the following property that the Company now owns or shall acquire or create immediately upon the acquisition or creation thereof: (i) any and all amounts owing to the Company now or in the future from any customers; and (ii) all other tangible and intangible personal property of every kind and nature.